Financial Risk Management - Credit Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 9,495	R 10,837
Restricted investments	5,263	5,083
Investments held by social trust funds
Disclosure of detailed information about financial instruments [line items]
Restricted investments	19	19
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,448	2,819
Derivative financial assets (refer to note 19)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	656	1,799
Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,222	4,981
Collective investment scheme (unit trusts)
Disclosure of detailed information about financial instruments [line items]
Restricted investments	49	47
Equity investments
Disclosure of detailed information about financial instruments [line items]
Restricted investments	292	252
AA Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,711	1,738
AA Plus | Derivative financial assets (refer to note 19)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	226	629
AA Plus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,997	4,756
AA+ | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	737	1,081
AA+ | Derivative financial assets (refer to note 19)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	115	286
AA Minus | Derivative financial assets (refer to note 19)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	110	145
A Plus | Derivative financial assets (refer to note 19)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	205	739
Credit Rating AAA | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 225	R 225